ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	50 years
Vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	3 years
Vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	5 years
Other property, plant and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	3 years
Other property, plant and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	5 years
Petrochemical Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	3 years
Petrochemical Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	30 years
Other Goods [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	3 years
Other Goods [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment estimated useful lives	10 years